Subsequent events	6 Months Ended
Jun. 30, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

32.	Subsequent events

Sale of seven onshore and shallow water fields and a natural gas processing unit in the state of Alagoas

On July 5, 2021, Petrobras entered in an agreement with the company Petromais Global Exploração e Produção S.A. (Petro+) for the sale of its entire interest in a set of seven onshore and shallow water concessions denominated Alagoas group of fields and of Alagoas Natural Gas Processing Unit, located in the state of Alagoas.

The agreement provides for the payment of US$ 60 at the transaction signing and US$ 240 at the transaction closing, and is subject to price adjustments and conditions precedent, such as approval by the ANP.

Conclusion of the public offering of shares of BR Distribuidora

On July 5, 2021, the secondary public offering (follow on) of common shares issued by BR Distribuidora owned by Petrobras, in the total amount of US$ 2,271, was closed with the Company receiving US$ 2,252 net of transactions costs.

Sale of Papa-Terra Field

On July 9, 2021, Petrobras signed with the company 3R Petroleum Offshore S.A. (3R Offshore) a contract for the sale of its entire interest of 62.5% in the Papa-Terra production field, located in the Campos Basin.

The amount of the sale is US$ 106, of which (a) US$ 6 paid at the transaction signing; (b) US$  10 paid at the transaction closing; and (c) US$ 90 in contingent payments provided for in the contract (contingent assets), related to production volume of the asset and future oil prices, and is subject to price adjustments and conditions precedent, such as approval by the ANP.

Itapu Co-participation Agreement

On July 12, 2021, Petrobras signed with Pré-sal Petróleo SA (PPSA) a Co-participation Agreement of Itapu, which will regulate the coexistence of the Transfer of Rights Agreement and the Production Sharing Contract for the Surplus volume of the Itapu field, in the pre-salt layer of Santos Basin.

Negotiations began after the bidding, held on November 6, 2019, in which Petrobras acquired 100% of the exploration and production rights of the surplus volume of the Transfer of Rights Agreement of Itapu field.

Petrobras and PPSA defined the Development Plan for the field, including estimates for production and recoverable volume. As a result, the Company’s share in the area is 51.708% for the Transfer of Rights Agreement, with a total recoverable volume of 350 million boe, and 48.292% for the Production Sharing Agreement, with a total recoverable volume of 319 million boe.

The effectiveness of the Agreement is subject to approval by the ANP. Assumptions for oil and gas prices, discount rate and cost metrics used were established in the MME Ordinance No. 213/2019.

Sale of Polo Rio Ventura

On July 14, 2021, the Company closed the sale of its entire interest in eight onshore exploration and production fields, jointly named Rio Ventura group of fields, located in the state of Bahia, to 3R Rio Ventura SA, a wholly owned subsidiary of 3R Petroleum Oil and Gas SA.

After the fulfillment of the conditions precedent, the operation was concluded with the payment of US$ 34 to Petrobras, including price adjustments, in addition to US$ 4 paid to Petrobras at the contract signing. Further US$16 will be paid in thirty months and up to US$ 43 in contingent payments related to future oil prices.

Sale of Gaspetro

On July 28, 2021, Petrobras signed a contract with Compass Gás e Energia S.A. (Compass) for the sale of its entire interest (51%) in Petrobras Gás S.A. (Gaspetro), in the amount of US$ 406 (R$ 2,030 million), to be paid upon closing.

The transaction is subject to price adjustments and the fulfillment of certain conditions precedent, such as approval by the Administrative Council for Economic Defense (CADE). In addition, until closing, Petrobras will comply with the provisions contained in the shareholders' agreements of Gaspetro and natural gas distributors, including preemptive rights.

Minimum Compensation Based on an Employee's Position and Work Schedule (Remuneração Mínima por Nível e Regime - RMNR)

On July 29, 2021, the rapporteur minister granted the appeal filed in one of the proceedings to reestablish the judgment that denied the claims, accepting the Company's thesis and recognizing the validity of the collective labor agreement freely signed between Petrobras and the unions, reversing the decision of the TST.

This decision is appealable, with no effects on the company's unaudited consolidated interim financial statements as of June 30, 2021.

For further information, see note 14.4.

Sale of interest in electricity companies

On July 29, 2021, Petrobras signed contracts for the sale of its 20% interest in Termelétrica Potiguar S.A. (TEP) and 40% interest in Companhia Energética Manauara S.A. (CEM) to Global Participações Energia SA.

These sales amounts to US$ 32 (R$ 160 million), US$ 16 (R$ 81 million) for TEP and US$ 16 (R$ 79 million) for CEM, to be paid at the transactions closing.

The transaction is subject to price adjustments and the fulfillment of certain conditions precedent, such as approval by CADE.

Anticipation of distribution to shareholders

On August 4, 2021, the Company’s Board of Directors approved the anticipation of distribution to shareholders in the total amount of US$ 6,066 (R$ 31,600 million), equivalent to US$ 0.4651 (R$ 2.4225) per common and preferred shares, in two installments, as shown in the following table:

			Common Shares		Preferred Shares
Payment	Date of register	Date of Payment	Amount	Amount per Share	Amount	Amount per Share	Total Amount
1st installment – dividends	08.16.2021	08.25.2021	2,300	0.3091	1,731	0.3091	4,031
2nd installment (*)	12.01.2021	12.15.2021	1,161	0.1560	874	0.1560	2,035
Total			3,461	0.4651	2,605	0.4651	6,066
(*)	Subsequently, the Executive Officers will define the form of distribution of the 2nd installment, whether in the form of dividends or interest on capital.
Amounts translated into U.S. dollar based on the exchange rate prevailing at the date of the approval.

This distribution will be deducted from the Company’s distribution for 2021 and will be adjusted by the Selic rate from the date of the payment to the end of the fiscal year.